Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by mining pool operators - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by mining pool operators [Line Items]
Total mining pool operators	$ 32,270,689	$ 96,078,570	$ 21,065,113
Foundry USA Pool [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by mining pool operators [Line Items]
Total mining pool operators	32,270,689	27,862,786
Huobi Pool [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by mining pool operators [Line Items]
Total mining pool operators		58,607,927	19,641,993
Antpool [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by mining pool operators [Line Items]
Total mining pool operators		9,607,857	347,981
Poolin [Member]
Summary of Significant Accounting Policies (Details) - Schedule of company’s revenues by mining pool operators [Line Items]
Total mining pool operators			$ 1,075,139